Share-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Restricted Stock	Dec. 31, 2013 Restricted Stock	Jun. 30, 2014 Employee Stock Option	Jun. 30, 2014 2013 Long Term Incentive Plan	Mar. 31, 2013 Chief Executive Officer	Apr. 11, 2013 Officers And Management	Apr. 14, 2014 Officers and Employees	Apr. 14, 2014 Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock unit, granted	12,348		102,117					60,000	42,117
Weighted average value, granted	$ 24.29		$ 10.00					$ 10.00	$ 10.04
Vesting term	Vest on the third anniversary of the grant date.
Restricted stock unit, vesting in period	61,350		258,000
Share vested, total fair value	$ 1,802,463		$ 6,950,520
Maximum number of shares authorized for grant							3,000,000
Granted, Number of shares	231,055									231,055	12,348
Weighted average value, per share										$ 7.45	$ 24.29
Share-based compensation costs	330,104	390,111
Total compensation cost not yet recognized				918,207	948,311
Total compensation cost not yet recognized period for recognition				1 year 4 months 6 days	1 year 6 months 11 days	2 years 9 months 18 days
Vesting period										3 years
Share-based Compensation, expiration period										10 years
Share-based compensation costs relating to options granted	121,068
Total unrecognized compensation costs related to non-vested options	$ 1,599,368